Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2023
Accounts receivable, current	$5,333	$6,287
Accounts receivable, non-current	-	3,829
Less: Allowance for expected credit losses, current	(5,333)	(3,948)
Less: Allowance for expected credit losses, non-current	-	(3,829)
Accounts receivable, net	$-	$2,339

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2024, 2023 and 2022 were as follows:

	For the years ended December 31,
	2024	2023	2022
Balance at the beginning of the period	$7,777	$-	$-
Addition during the period	1,493	7,766	-
Written off during the period	(3,951)	-	-
Effect of exchange rate differences	14	11	-
Balance at the end of the period	$5,333	$7,777	$-